Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment
Property, plant and equipment	$ 16,534	$ 14,271
Less: accumulated depreciation	(5,597)	(4,288)
Total property, plant and equipment, net	10,937	9,983
Land [Member]
Property, Plant and Equipment
Property, plant and equipment	113	7
Buildings [Member]
Property, Plant and Equipment
Property, plant and equipment	3,091	1,996
Machinery and Equipment [Member]
Property, Plant and Equipment
Property, plant and equipment	11,738	11,108
Furniture and Fixtures [Member]
Property, Plant and Equipment
Property, plant and equipment	209	195
Computer Hardware and Software [Member]
Property, Plant and Equipment
Property, plant and equipment	929	742
Leasehold Improvements [Member]
Property, Plant and Equipment
Property, plant and equipment	57	54
Construction in Progress [Member]
Property, Plant and Equipment
Property, plant and equipment	$ 397	$ 169